Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Effective tax rate	915.80%	4.60%
Change in fair value of earn-out obligations	$ (7,495)